Document And Entity Information	12 Months Ended
Mar. 31, 2024
Document Information Line Items
Entity Registrant Name	ALE GROUP HOLDING LIMITED
Document Type	POS AM
Amendment Flag	true
Amendment Description	AMENDMENT NO. 23
Entity Central Index Key	0001806905
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	D8